Summary of Significant Accounting Policies - Schedule of Fixed Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Property, plant and equipment, gross	$ 7,129,450	$ 3,246,140	$ 26,033
Accumulated depreciation	(1,211,446)	(248,529)	(12,505)
Net book value	$ 5,918,004	$ 2,997,611	13,528
Furniture, Fixtures, and Equipment [Member]
Estimated useful life of fixed assets	10 years	10 years
Property, plant and equipment, gross	$ 12,792	$ 12,792	11,372
Computer Equipment [Member]
Estimated useful life of fixed assets	3 years	3 years
Property, plant and equipment, gross	$ 21,143	$ 19,533	14,661
Data Processing Equipment [Member]
Estimated useful life of fixed assets	3 years	3 years
Property, plant and equipment, gross	$ 7,095,515	$ 3,213,815